Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 185,742	$ 172,683	$ 184,735
Unrealized net gain (loss) on qualifying cash flow hedging instruments:
Other comprehensive (loss) income before reclassification	[1]	4,263	(5,106)	(1,031)
Amounts reclassified from accumulated other comprehensive income (loss) to statement of operations	[2]	409	(2,533)	1,339
Net other comprehensive income (loss)		4,672	(7,639)	308
Comprehensive income		190,414	165,044	185,043
Comprehensive income attributable to:
Partners’ Equity		176,843	154,497	174,462
Non-controlling interest		13,571	10,547	10,581
Comprehensive income		$ 190,414	$ 165,044	$ 185,043

[1]	There is no tax impact on any of the periods presented.
[2]	Amounts reclassified from accumulated other comprehensive income (loss) to ‘Other financial items, net’ on the consolidated statements of operations relate to gains (losses) on cash flow hedges in respect of interest rate swaps.